Supplemental Financial Information (Condensed Consolidated Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Sales	$ 1,112,872	$ 6,239,562	$ 11,528,886	$ 11,507,572	$ 10,558,636
Cost of Goods Sold	729,537	4,587,791	7,333,416	7,512,783	6,614,259
Gross profit	383,335	1,651,771	4,195,470	3,994,789	3,944,377
Selling, General and Administrative Expense	355,552	1,659,745	2,533,819	2,492,482	2,256,739
Operating income	27,783	(7,974)	1,661,651	1,502,307	1,687,638
Interest Expense, net	32,472	395,432	255,812	258,462	250,112
Other (expense)/income, net	(125,638)	105,701	(62,196)	(7,756)	(21,204)
(Loss)/income from continuing operations before income tax	(130,327)	(297,705)	1,343,643	1,236,089	1,416,322
Income (Loss) from Subsidiaries, before Tax	0	0	0	0	0
Benefit from income taxes	61,097	(231,623)	241,598	244,966	370,817
(Loss)/income from continuing operations	(191,424)	(66,082)	1,102,045	991,123	1,045,505
Net after-tax losses	(1,273)	(5,636)	(74,712)	(51,215)	(39,557)
Net (loss)/income	(192,697)	(71,718)	1,027,333	939,908	1,005,948
Net Income (Loss) Attributable to Noncontrolling Interest	2,874	5,303	14,430	16,749	16,438
Net (loss)income	(195,571)	(77,021)	1,012,903	923,159	989,510
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(276,608)	155,989	683,093	378,451	1,671,703
Parent [Member]
Sales		0
Cost of Goods Sold		0
Gross profit		0
Selling, General and Administrative Expense		0
Operating income		0
Interest Expense, net		0
Other (expense)/income, net		0
(Loss)/income from continuing operations before income tax		0
Income (Loss) from Subsidiaries, before Tax		(77,021)
Benefit from income taxes		0
(Loss)/income from continuing operations		(77,021)
Net after-tax losses		0
Net (loss)/income		(77,021)
Net Income (Loss) Attributable to Noncontrolling Interest		0
Net (loss)income		(77,021)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		155,989
Subsidiary Issuer [Member]
Sales	18,077	143,778	250,421	244,505	11,129
Cost of Goods Sold	428	1,614	3,348	2,046	2,118
Gross profit	17,649	142,164	247,073	242,459	9,011
Selling, General and Administrative Expense	101,974	167,668	200,286	194,766	130,371
Operating income	(84,325)	(25,504)	46,787	47,693	(121,360)
Interest Expense, net	17,767	379,834	165,541	153,021	34,645
Other (expense)/income, net	(25,264)	112,267	(9,503)	8,227	(14,397)
(Loss)/income from continuing operations before income tax	(127,356)	(293,071)	(128,257)	(97,101)	(170,402)
Income (Loss) from Subsidiaries, before Tax	12,398	127,019	1,177,533	1,044,268	1,209,170
Benefit from income taxes	80,613	(89,031)	48,195	24,008	49,258
(Loss)/income from continuing operations	(195,571)	(77,021)	1,001,081	923,159	989,510
Net after-tax losses	0	0	11,822	0	0
Net (loss)/income	(195,571)	(77,021)	1,012,903	923,159	989,510
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0	0
Net (loss)income	(195,571)	(77,021)	1,012,903	923,159	989,510
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(276,608)	155,989	683,093	378,451	1,671,703
Guarantor Subsidiaries [Member]
Sales	377,062	2,124,094	3,954,424	3,974,717	4,006,362
Cost of Goods Sold	258,094	1,696,754	2,715,668	2,818,328	2,516,108
Gross profit	118,968	427,340	1,238,756	1,156,389	1,490,254
Selling, General and Administrative Expense	75,011	422,027	661,481	662,735	681,189
Operating income	43,957	5,313	577,275	493,654	809,065
Interest Expense, net	13,712	6,263	73,803	86,742	189,701
Other (expense)/income, net	(105,490)	(2,170)	(7,195)	(6,878)	(8,417)
(Loss)/income from continuing operations before income tax	(75,245)	(3,120)	496,277	400,034	610,947
Income (Loss) from Subsidiaries, before Tax	56,897	121,234	728,396	779,388	688,613
Benefit from income taxes	(29,031)	(18,033)	83,073	88,153	117,511
(Loss)/income from continuing operations	10,683	136,147	1,141,600	1,091,269	1,182,049
Net after-tax losses	0	0	(33,580)	(2,242)	(4,960)
Net (loss)/income	10,683	136,147	1,108,020	1,089,027	1,177,089
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0	0
Net (loss)income	10,683	136,147	1,108,020	1,089,027	1,177,089
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(46,925)	402,326	741,167	606,625	892,753
Non-Guarantor Subsidiaries [Member]
Sales	743,341	4,191,932	7,707,691	7,661,912	6,719,306
Cost of Goods Sold	496,623	3,109,665	4,998,050	5,065,971	4,274,194
Gross profit	246,718	1,082,267	2,709,641	2,595,941	2,445,112
Selling, General and Administrative Expense	178,567	1,070,050	1,672,052	1,634,981	1,445,179
Operating income	68,151	12,217	1,037,589	960,960	999,933
Interest Expense, net	993	9,335	16,468	18,699	25,766
Other (expense)/income, net	5,116	(4,396)	(45,498)	(9,105)	1,610
(Loss)/income from continuing operations before income tax	72,274	(1,514)	975,623	933,156	975,777
Income (Loss) from Subsidiaries, before Tax	0	0	0	0	0
Benefit from income taxes	9,515	(124,559)	110,330	132,805	204,048
(Loss)/income from continuing operations	62,759	123,045	865,293	800,351	771,729
Net after-tax losses	(1,273)	(5,636)	(52,954)	(48,973)	(34,597)
Net (loss)/income	61,486	117,409	812,339	751,378	737,132
Net Income (Loss) Attributable to Noncontrolling Interest	2,874	5,303	14,430	16,749	16,438
Net (loss)income	58,612	112,106	797,909	734,629	720,694
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	53,418	342,444	502,061	215,227	1,295,833
Consolidation, Eliminations [Member]
Sales	(25,608)	(220,242)	(383,650)	(373,562)	(178,161)
Cost of Goods Sold	(25,608)	(220,242)	(383,650)	(373,562)	(178,161)
Gross profit	0	0	0	0	0
Selling, General and Administrative Expense	0	0	0	0	0
Operating income	0	0	0	0	0
Interest Expense, net	0	0	0	0	0
Other (expense)/income, net	0	0	0	0	0
(Loss)/income from continuing operations before income tax	0	0	0	0	0
Income (Loss) from Subsidiaries, before Tax	(69,295)	(171,232)	(1,905,929)	(1,823,656)	(1,897,783)
Benefit from income taxes	0	0	0	0	0
(Loss)/income from continuing operations	(69,295)	(171,232)	(1,905,929)	(1,823,656)	(1,897,783)
Net after-tax losses	0	0	0	0	0
Net (loss)/income	(69,295)	(171,232)	(1,905,929)	(1,823,656)	(1,897,783)
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0	0
Net (loss)income	(69,295)	(171,232)	(1,905,929)	(1,823,656)	(1,897,783)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (6,493)	$ (900,759)	$ (1,243,228)	$ (821,852)	$ (2,188,586)